Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Information [Abstract]
Schedule of Reportable Segments	The following table details revenue and cost of revenues for the Company’s reportable segments for the year ended December 31, 2023, 2022 and 2021, and reconciles to net income (loss) in the consolidated statements of operations:
	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$
Reportable segment revenue:
Revenue – equipment	$6,958	$8,626	$4,801
Revenue – hosting	2,600	1,303	366
Revenue – mining pool	7,480	676	309
Revenue – mining	—	33	1,300
Total segment and consolidated revenue	17,038	10,638	6,776
Reportable segment cost of revenue
Cost of revenues – equipment	8,382	7,748	4,290
Cost of revenues – hosting		1,054	328
Cost of revenues – mining pool	7,392	676	309
Cost of revenues – mining	—	20	1,392
Total segment and consolidated cost of revenues	15,774	9,498	6,319
Reconciling Items:
Selling, general and administrative expenses	(17,162)	(7,178)	(6,837)
Research development expenses	(419)	(476)	(853)
Impairment of long-lived assets	(135)	(951)	(138)
Other income/(expense)	(228)	(1,380)	1,251
Income tax expense	(24)	—	—
Net loss	$(16,704)	$(8,845)	$(6,120)